Other Employee Benefit Plans Schedule of Pension Plan Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Employee Benefit Plans [Abstract]
Defined Benefit Plan, Benefit Obligation	$ 0	$ 0	$ 5,110,000
Defined Benefit Plan, Interest Cost	0	229,000
Defined Benefit Plan, Amortization of Gains (Losses)	0	(29,000)
Defined Benefit Plan, Benefits Paid	0	(229,000)
Defined Benefit Plan, Settlements, Benefit Obligation	0	(5,081,000)
Defined Benefit Plan, Fair Value of Plan Assets	0	0	3,993,000
Defined Benefit Plan, Actual Return on Plan Assets	0	17,000
Defined Benefit Plan, Contributions by Employer	0	1,300,000
Funded Status, end of year	0	0
Items unrecognized as component of net pension cost, end of year (pre-tax)	0	0
Items unrecognized as component of net pension cost, end of year	0	0
Defined Benefit Plan, Expected Return on Plan Assets	0	(177,000)
Defined Benefit Plan, Amortization of Net Gains (Losses)	0	0
Defined Benefit Plan, Amortization of Net Gains (Losses)	0	61,000
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, before Tax	0	2,473,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments		2,544,000
Net periodic pension cost	$ 0	$ 2,657,000